Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2012
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	0001112996
Amendment Flag	false
Document Creation Date	May 13, 2013
Document Effective Date	May 13, 2013
Prospectus Date	Dec. 21, 2012